OPERATING LEASES - Right of use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
OPERATING LEASES.
Right-of-use assets	$ 2,135	$ 3,254		$ 3,441
Operating lease liabilities - current	1,409	1,051		1,529
Operating lease liabilities - non - current	589	1,170		$ 899
Cash paid for amounts included in the measurement of lease liabilities	940
Total operating lease cost	$ 1,814	$ 1,289	$ 4,140